INVESTMENTS IN UNCONSOLIDATED ENTITIES - Narrative (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Sep. 28, 2017
Investment [Line Items]
Distributions	$ 75,746	$ 68,316	$ 145,112	$ 136,632
Rich Uncles Real Estate Investment Trust 1
Investment [Line Items]
Ownership percentage ( as a percent )	4.80%		4.80%		4.80%	72.70%
Ownership Percentage by Noncontrolling Owners						27.30%
Dividends	$ 109,720	$ 136,849	$ 273,618	$ 316,535
Hagg Lane II, LLC | Rich Uncles Real Estate Investment Trust 1
Investment [Line Items]
Ownership Percentage by Noncontrolling Owners						23.40%
Hagg Lane III, LLC | Rich Uncles Real Estate Investment Trust 1
Investment [Line Items]
Ownership Percentage by Noncontrolling Owners						3.90%